Document and Entity Information	May 15, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001420565
Document Type	8-K
Document Period End Date	May 15, 2025
Entity Registrant Name	Rein Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38130
Entity Tax Identification Number	13-4196017
Entity Address, Address Line One	12407 N. Mopac Expy.
Entity Address, Address Line Two	Suite 250 #390
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	(737)
Local Phone Number	802-1989
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RNTX
Entity Emerging Growth Company	false